TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income (tax benefit) from continued operations reported in the statements of income	$ 4,745	$ (1,648)	$ (4,575)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical taxes on income (tax benefit)	$ 1,091	$ (379)	$ (1,052)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(36)	(13)	75
Reduced tax rate on income derived from "Preferred Enterprises" plans	(484)	(48)	149
Deferred tax assets from discontinued operation profit (loss)		0	98
Reduced deferred tax asset from expecting utilization of carryforward losses	183	0	0
Tax in respect of prior years		59	24
Temporary differences for which no deferred taxes were recorded	0	238	0
Permanent differences	0	77	71
Other adjustments	(178)	164	(27)
Taxes on income (tax benefit) as reported in the statements of income	$ 576	$ 98	$ (662)